Revenue - Revenue from Product Sales (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
License fees			$ 473,039	$ 5,159,425
Research and development services			876,619	3,591,855
Milestone payments			3,184,988	1,128,630
Government grants			830,408	2,547,382
Total Revenue	$ 217,621	$ 1,372,879	$ 5,365,054	$ 12,427,292